Nature of Business (Details Narrative)	0 Months Ended
	Feb. 14, 2011	Apr. 29, 2008	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2010
Notes to Financial Statements
Common Stock, Shares for Mergers		10,916,917
Common Stock, shares acquired		464,999
Prior Common Stock, Authorized	2,000,000,000				60,000,000
Common Stock, Authorized			100,000,000	100,000,000	2,000,000,000
Reverse Stock Split	20:1
Common Stock, Issued After Reverse Split	100,000,000